Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Cash flows from operating activities:
Net loss	$ (25,088,070)	$ (12,431,413)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization and depreciation	360,582	352,429
Amortization of debt issuance costs	103,598	120,000
Amortization of discount on convertible notes	2,145,010	3,807,320
Amortization of discount on related party notes	523,614
Gain on settlement of accounts payable		(183,944)
Loss on the sale of fixed asset	583
Change in fair value of derivative liability	838,643
Inducement interest expense	1,526,254	193,160
Stock-based compensation	631,302	928,413
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses	(498,928)	(348,972)
Increase (decrease) in accounts payable, accrued salaries and severance, accrued license fees, accrued interest and accrued liabilities	7,440,554	176,064
Net cash used in operating activities	(12,016,858)	(7,386,943)
Cash flows from investing activities:
Furniture and equipment purchases	(18,585)	(19,220)
Net cash used in investing activities	(18,585)	(19,220)
Cash flows from financing activities:
Payments on indebtedness to related parties		(500,000)
Payments on convertible notes payable		(500,000)
Payments of debt issuance costs	(423,104)	(120,000)
Payments of offering costs		(2,084,063)
Proceeds from sale of common stock		13,642,667
Proceeds from issuance of convertible notes payable	7,481,050	1,200,000
Proceeds from exercise of warrants	1,141,435	50,000
Net cash provided by financing activities	8,199,381	11,688,604
Net change in cash	(3,836,062)	4,282,441
Cash, beginning of period	4,886,122	603,681
Cash, end of period	1,050,060	4,886,122
Cash paid during the period for:
Income taxes	3,142
Interest	203,864	311,991
Non-cash investing and financing transactions:
Common stock issued upon conversion of convertible debt	4,221,250	2,459,000
Common stock issued or to be issued for accrued interest payable	138,373	58,518
Original issue discount and intrinsic value of beneficial conversion feature related to debt issued with warrants		1,200,000
Preferred and common stock subject to rescission liability	378,000	158,500
Amortization of deferred offering costs related to rescission liability	68,292	28,638
Accounts payable extinguished through settlements		$ 183,944
Original issue discount related to valuation of compound embedded derivative of convertible note payable issued with anti-dilution feature	1,170,264
Original issue discount related to valuation of relative fair value of warrants issued with convertible notes payable	$ 2,220,143
Warrants issued for debt discount on convertible notes payable	285,118